Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value Disclosures [Abstract]
Credit risk due to loss on fair value of financial instruments	$ 71,619,120	$ 78,065,336